SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023
UNITED ARAB EMIRATES
Income tax at statutory rate	0.00%
VIRGIN ISLANDS, BRITISH
Income tax at statutory rate	0.00%